CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Trade sales, services and fees, net	$ 438,000,000	$ 659,000,000
Cost of goods sold	530,000,000	596,000,000
Operating expenses:
Selling, general and administrative	43,000,000	39,000,000
Restructuring, impairment, and plant closing and transition costs	8,000,000	11,000,000
Other operating expense, net	1,000,000	3,000,000
Total operating expenses	52,000,000	53,000,000
Operating (loss) income	(144,000,000)	10,000,000
Interest expense	(24,000,000)	(18,000,000)
Interest income	3,000,000	3,000,000
Other (loss) income	(2,000,000)	3,000,000
Loss before income taxes	(167,000,000)	(2,000,000)
Income tax expense	(1,000,000)	0
Net Loss	(168,000,000)	(2,000,000)
Net income attributable to noncontrolling interests	(2,000,000)	(1,000,000)
Net loss attributable to Venator	$ (170,000,000)	$ (3,000,000)
Per Share Data:
Loss attributable to Venator Materials PLC ordinary shareholders, basic (in dollars per share)	$ (1.57)	$ (0.03)
Loss attributable to Venator Materials PLC ordinary shareholders, diluted (in dollars per share)	$ (1.57)	$ (0.03)